ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income (Loss)
NOTE 11:-	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following table summarizes the changes in accumulated balances of other comprehensive income (loss) for the year ended December 31, 2016:

	Unrealized gains (losses) on available- for-sale marketable securities	Unrealized gains (losses) on cash flow hedges (*)	Foreign currency translation adjustments	Total

Beginning balance	$(57)	$(32)	$(7,469)	$(7,558)
Other comprehensive income (loss) before reclassifications	(156)	66	(562)	(652)
Amounts reclassified from accumulated other comprehensive income (loss)	20	(38)	-	(18)
Net current period other comprehensive income (loss)	(136)	28	(562)	(670)

Ending balance	$(193)	$(4)	$(8,031)	$(8,228)

*)	Refer to Note 14 for the affected line item in the statement of operations.